                              TRANSAMERICA ELITE(R)
                      SUPPLEMENT DATED AUGUST 24, 2001 TO
                         PROSPECTUS DATED MAY 1, 2001

Effective August 25, 2001, Transamerica Investment Management, LLC will become sub-adviser to the Transamerica Value Balanced (formerly, Dean Asset Allocation) portfolio of the AEGON/Transamerica Series Fund, Inc. Prior to August 25, 2001, Dean Asset Allocation was sub-advised by Dean Investment Associates.


The following information is added to page 6 of the Prospectus under the heading
--------------------------------------------------------------------------------
"Investment Options":
---------------------

AEGON/TRANSAMERICA SERIES FUND, INC.

     TOLIC Transamerica Value Balanced (formerly, TOLIC Dean Asset Allocation)

The following information is added to the Portfolio Annual Expense Table on page
--------------------------------------------------------------------------------
14 of the Prospectus:
---------------------

-------------------------------------------------------------------------------------------
                                 Management          Other       Rule       Total Portfolio
            Portfolio               Fees           Expenses     12b-1       Annual Expenses
                                                                 Fees
-------------------------------------------------------------------------------------------
Transamerica Value Balanced       0.80%*           0.20%         N/A              1.00%
-------------------------------------------------------------------------------------------

*  Effective August 27, 2001, this fee will be reduced to 0.75%.

The following is added to the table in footnote (6) on page 15 of the Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                                    Expense        Reimbursement       Expense Ratio Without
            Portfolio                Limit            Amount               Reimbursement
--------------------------------------------------------------------------------------------
Transamerica Value Balanced          1.00%             N/A                     N/A
--------------------------------------------------------------------------------------------


The following information replaces the information regarding Dean Asset
-----------------------------------------------------------------------
Allocation on pages 20 of the Prospectus under the heading "The Separate Account
--------------------------------------------------------------------------------
and the Portfolios - The Funds":
--------------------------------

           Portfolio                    Sub-Adviser or Adviser                Investment Objective
Transamerica Value Balanced        Transamerica Investment                Seeks preservation of capital and
                                   Management, LLC                        competitive investment returns.


All other references throughout the prospectus to TOLIC Dean Asset Allocation are changed to TOLIC Transamerica Value Balanced.